Partners' Capital	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Equity [Abstract]
Partners' Capital
 PARTNERS' CAPITAL

Under its declaration of trust, as amended, Whitestone has authority to issue up to 50,000,000 Class A common shares of beneficial interest, $0.001 par value per share (the "Class A shares"), up to 350,000,000 Class B common shares of beneficial interest, $0.001 par value per share (the "Class B shares"), and up to 50,000,000 preferred shares of beneficial interest, $0.001 par value per share.

Follow-On Offering
On May 10, 2011, Whitestone completed a public offering of 5,000,000 Class B common shares and the exercise of the underwriters' over-allotment option to purchase an additional 310,000 Class B common shares. The public offering price was $12 per Class B common share.
Net proceeds, after payment of underwriting commissions and transaction costs, were approximately $59.7 million.
Whitestone contributed the net proceeds from this offering to the Partnership in exchange for a 5,310,000 OP Units, thereby increasing its ownership interest in the Partnership. The Partnership intends to use the net proceeds from the offering (1) to acquire commercial properties in our target markets, directly from owners or by acquiring loans with the intent to acquire the underlying property through foreclosure or deed in lieu of foreclosure within a short period of time, (2) to redevelop and re-tenant existing properties to create Whitestone-branded Community Centered Properties and (3) for general corporate purposes.
Operating Partnership Units

The Partnership conducts substantially all of Whitestone's business. Whitestone is the sole general partner of the Operating Partnership.  As of September 30, 2011, Whitestone owned an 85.7% interest in the Operating Partnership.

Limited partners in the Operating Partnership holding OP Units have the right to convert their OP Units into cash or, at Whitestone's option, Class A common shares at a ratio of one OP Unit for one Class A common share.  Distributions to OP Unit holders are paid at the same rate per unit as dividends per share of Whitestone.  As of September 30, 2011 and December 31, 2010, there were 12,676,115 and 7,364,943 OP Units outstanding, respectively.  Whitestone owned 10,861,546 and 5,550,374 OP Units as of September 30, 2011 and December 31, 2010, respectively. The balance of the OP Units is owned by third parties, including certain of Whitestone's trustees.  Whitestone's weighted-average share ownership in the Partnership was approximately 82.2% and 65.2% for the nine months ended September 30, 2011 and September 30, 2010, respectively, and 85.7% and 68.2% for the three months ended September 30, 2011 and September 30, 2010, respectively.

 Dividends and distributions

The following table summarizes the cash distributions paid or payable to holders of OP Units during the four quarters of 2010 and the quarters ended March 31, 2011, June 30, 2011 and September 30, 2011 (in thousands, except per unit data):

	Whitestone		Limited Partners Other Than Whitestone		Total
Quarter Paid	Distribution Per OP Unit	Total Amount Paid	Distribution Per OP Unit	Total Amount Paid	Total Amount Paid
2011
Third Quarter	$0.2850	$3,115	$0.2850	$514	$3,629
Second Quarter	0.2850	2,121	0.2850	515	2,636
First Quarter	0.2850	1,616	0.2850	515	2,131
Total	$0.8550	$6,852	$0.8550	$1,544	$8,396

2010
Fourth Quarter	$0.2850	$1,616	$0.2850	$514	$2,130
Third Quarter	0.2850	1,203	0.2850	515	1,718
Second Quarter	0.3375	1,176	0.3375	610	1,786
First Quarter	0.3375	1,163	0.3375	610	1,773
Total	$1.2450	$5,158	$1.2450	$2,249	$7,407

Exchange Offer

On September 2, 2011, Whitestone commenced an offer to exchange Class B common shares on a one-for-one basis for (i) up to 867,789 outstanding Class A common shares; and (ii) up to 453,642 outstanding OP Units (the “Exchange Offer”). The Exchange Offer expired at 5:00 p.m., EDT, on Monday, October 3, 2011, and 867,789 Class A common shares and 453,642 OP Units were accepted for exchange.

EQUITY

Under its declaration of trust, as amended, Whitestone has authority to issue up to 50 million Class A common shares of beneficial interest, $0.001 par value per share, up to 350 million Class B common shares of beneficial interest, $0.001 par value per share, and up to 50 million preferred shares of beneficial interest, $0.001 par value per share.

Operating Partnership Units

The Partnership conducts substantially all of Whitestone's business.  Whitestone is the sole general partner of the operating partnership.  As of December 31, 2010, Whitestone owned a 75.4% interest in the Operating Partnership.

Limited partners in the Operating Partnership holding OP Units have the right to convert their OP Units into cash or, at Whitestone's option, Class A common shares at a ratio of one OP Unit for one Class A common share.  Distributions to OP Unit holders are paid at the same rate per unit as dividends per share of Whitestone.  Subject to certain restrictions, OP Units are not convertible into Class A common shares until the later of one year after acquisition or an initial public offering of the common shares.  As of December 31, 2010 and December 31, 2009, there were 7,364,943 and 5,139,541 OP Units outstanding, respectively.  Whitestone owned 5,550,374 and 3,324,941 OP Units as of December 31, 2010 and December 31, 2009, respectively. The balance of the OP Units is owned by third parties, including certain trustees.  Whitestone's weighted-average share ownership in the Partnership was approximately 70.18%, 64.67% and 64.62% for the years ended December 31, 2010, 2009 and 2008, respectively.

Recapitalization, listing and offering of Whitestone's Class B common shares
On August 24, 2010, Whitestone filed with the State Department of Assessments and Taxation of Maryland (the “SDAT”) amendments to its declaration of trust that (i) changed the name of all of its common shares of beneficial interest, par value $0.001 to Class A common shares, (the "Class A common shares") (ii) effected a 1-for-3 reverse share split of its Class A common shares and (iii) changed the par value of its Class A common shares to $0.001 per share after the reverse share split. In addition, it filed with the SDAT articles supplementary to its declaration of trust that created a new class of common shares of beneficial interest, par value $0.001, entitled “Class B common shares” (the “Class B common shares” and collectively with Class A common shares, the “common shares”). Share and unit counts and per share and unit amounts have been retroactively restated to reflect Whitestone's 1-for-3 reverse share split in August 2010.
In August 2010, in connection with the listing of Whitestone's Class B common shares on the NYSE-Amex, it offered and subsequently issued 2.2 million Class B common shares which resulted in $23.0 million in net offering proceeds to Whitestone, and Whitestone then contributed the proceeds to us in exchange for 2.2 million OP units. As of December 31, 2010, Whitestone had 3,471,187 Class A common shares outstanding and 2,200,000 Class B common shares outstanding, and we had 1,814,569 OP units outstanding to limited partners. Each Class B common share has the following rights:

•	the right to vote together with Class A common shareholders on all matters submitted to Whitestone’s shareholders;

•	one vote on all matters voted upon by Whitestone’s shareholders;

•	the right to receive dividends equal to any dividends declared on the Class A common shares; and

•	liquidation rights equal to the liquidation rights of each Class A common share.

Distributions

The following tables summarize the cash distributions paid or payable to holders of OP Units during the years ended December 31, 2010 and 2009.

	Whitestone		Limited Partners Other Than Whitestone		Total
Quarter Paid	Distribution Per OP Unit	Total Amount Paid	Distribution Per OP Unit	Total Amount Paid	Total Amount Paid
2010
Fourth Quarter	$0.2850	$1,616	$0.2850	$514	$2,130
Third Quarter	0.2850	1,203	0.2850	515	1,718
Second Quarter	0.3375	1,176	0.3375	610	1,786
First Quarter	0.3375	1,163	0.3375	610	1,773
Total	$1.2450	$5,158	$1.2450	$2,249	$7,407

2009
Fourth Quarter	$0.3375	$1,163	$0.3375	$610	$1,773
Third Quarter	0.3375	1,163	0.3375	610	1,773
Second Quarter	0.3375	1,163	0.3375	530	1,693
First Quarter	0.3375	1,156	0.3375	531	1,687
Total	$1.3500	$4,645	$1.3500	$2,281	$6,926